The Boston Trust & Walden Funds

March 7, 2013

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC 20459

Re:	The Boston Trust & Walden Funds (the “Registrant”);
The Walden Asset Management Fund and the Boston Trust Asset Management Fund,

File No. 33-44964

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the prospectus supplement for The Walden Asset Management Fund and the Boston Trust Asset Management Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 1, 2013 (Accession No. 0001104659-13-016714), which is incorporated herein by reference.

Please feel free to contact me with questions regarding this filing at 617-824-1215.

Very truly yours,

/s/ Curtis Barnes

Curtis Barnes
Secretary of the Registrant

Cc: Mike Wible